Consolidated Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Gold Portfolio

May 31, 2019

GOL-QTLY-0719
1.802173.115

Consolidated Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 20.9%
Metals & Mining - 20.9%
Gold - 20.9%
Evolution Mining Ltd.	16,738,079	$44,935,365
Newcrest Mining Ltd.	5,128,532	96,804,000
Northern Star Resources Ltd.	8,561,913	57,671,565
Regis Resources Ltd.	7,546,132	23,294,645
Saracen Mineral Holdings Ltd. (a)	11,838,677	26,279,969
		248,985,544
Canada - 51.8%
Metals & Mining - 51.8%
Gold - 49.5%
Agnico Eagle Mines Ltd. (Canada)	1,334,201	58,191,143
Alamos Gold, Inc.	5,111,487	24,959,910
B2Gold Corp. (a)	12,449,293	33,987,786
Barrick Gold Corp. (Canada)	11,511,995	143,175,966
Continental Gold, Inc. (a)	1,272,264	2,400,321
Franco-Nevada Corp.	1,399,600	108,066,185
Gold Standard Ventures Corp. (a)	6,014,713	6,541,601
Kirkland Lake Gold Ltd.	1,771,819	61,284,802
Novagold Resources, Inc. (a)	1,857,000	7,542,860
OceanaGold Corp.	12,905,732	35,615,848
Osisko Gold Royalties Ltd.	1,077,993	11,229,758
Premier Gold Mines Ltd. (a)(b)	13,126,122	18,257,702
Pretium Resources, Inc. (a)	1,507,683	12,850,332
Pretium Resources, Inc. (a)(c)	225,000	1,917,727
Seabridge Gold, Inc. (a)	1,353,210	16,239,321
SSR Mining, Inc. (a)	2,119,200	24,741,770
Torex Gold Resources, Inc. (a)	2,505,000	22,981,651
		589,984,683
Precious Metals & Minerals - 0.5%
Osisko Mining, Inc. (a)	2,298,200	5,696,190
Silver - 1.8%
MAG Silver Corp. (a)	728,901	7,129,381
Wheaton Precious Metals Corp.	647,400	14,316,947
		21,446,328
TOTAL METALS & MINING		617,127,201
Cayman Islands - 1.7%
Metals & Mining - 1.7%
Gold - 1.7%
Endeavour Mining Corp. (a)	1,355,640	20,240,319
Peru - 2.7%
Metals & Mining - 2.7%
Gold - 2.7%
Compania de Minas Buenaventura SA sponsored ADR	2,097,697	31,822,063
United States of America - 19.1%
Metals & Mining - 19.1%
Gold - 19.1%
Newmont Goldcorp Corp.	5,164,781	170,902,604
Royal Gold, Inc.	637,167	56,064,324
		226,966,928
TOTAL COMMON STOCKS
(Cost $914,697,306)		1,145,142,055
	Troy Ounces

Commodities - 1.1%
Gold Bullion(a)
(Cost $9,320,790)	10,010	13,071,859
	Shares

Money Market Funds - 2.7%
Fidelity Cash Central Fund 2.41% (d)
(Cost $32,501,479)	32,495,394	32,501,893
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $956,519,575)		1,190,715,807
NET OTHER ASSETS (LIABILITIES) - 0.0%		(370,612)
NET ASSETS - 100%		$1,190,345,195

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,917,727 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$102,216
Total	$102,216

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in unrealized appreciation (depreciation)	Value, end of period
Fidelity Select Gold Cayman Ltd.	$14,429,238	$41,611	$1,299,200	$--	$284,761	$(361,990)	$13,094,420

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2019, the Fund held $13,094,420 in the Subsidiary, representing 1.1% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Premier Gold Mines Ltd.	$20,806,293	$1,368,553	$2,848,600	$--	$(8,483,932)	$7,415,388	$18,257,702
Total	$20,806,293	$1,368,553	$2,848,600	$--	$(8,483,932)	$7,415,388	$18,257,702

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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